Contributed Equity - Ordinary Share Capital (Details) - USD ($)					6 Months Ended
	Jun. 29, 2023	May 01, 2023	Apr. 12, 2023	Mar. 15, 2023	Jun. 30, 2023	Jan. 01, 2023	Dec. 31, 2022
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares, Balance					486,947,711	48,677,462	486,774,622
Ordinary shares Fully paid					$ 338,155,349	$ 338,108,198	$ 338,108,198
Share issue costs					$ (29,515)
Exercise of Options
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares				33,333	33,333
Issue Price					$ 0.5
Ordinary shares Fully paid				$ 16,667
Exercise of Options
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares				66,666	66,666
Issue Price					$ 0.9
Ordinary shares Fully paid				$ 59,999
Exercise of Performance Rights
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares	39,515	23,356	1,910	8,309